Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Total
Balance at Oct. 01, 2022	$ 1	$ 1,177	$ (403)	$ 2,421	$ 3,196
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				609	609
Other comprehensive income (loss)			67		67
Share-based compensation		42			42
Proceeds from issuance of common stock		36			36
Common stock repurchased and retired		(24)		(583)	(607)
Dividends paid				(127)	(127)
Balance at Sep. 30, 2023	1	1,231	(336)	2,320	3,216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				516	516
Other comprehensive income (loss)			41		41
Share-based compensation		46			46
Proceeds from issuance of common stock		48			48
Common stock repurchased and retired		(4)		(116)	(120)
Dividends paid				(139)	(139)
Balance at Sep. 28, 2024	$ 1	$ 1,321	$ (295)	$ 2,581	$ 3,608